Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	2022 £m	2021 £m
Raw materials and consumables	2,370	2,100
Finished goods and work in progress	3,159	3,046
Goods purchased for resale	142	133
	5,671	5,279